Earnings / (Loss) Per Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Earnings / (Losses) Per Share [Abstract]
Dilutive shares (in shares)	0		0	0
Net income/(loss)	$ 276,442	$ (1,753,533)	$ 1,088,149	$ 980,938
Comprehensive income/(loss)	276,442	(1,753,533)	1,088,149	980,938
Less: Cumulative dividends on Series A Preferred Shares	(992,745)	0	(372,022)	(1,646,775)
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses	0	0	112,637	0
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders	$ (716,303)	$ (1,753,533)	$ 828,764	$ (665,837)
Weighted average number of common shares, basic (in shares)	2,400,000	67,735,195	2,662,383	2,400,000
Weighted average number of common shares, diluted (in shares)	2,400,000	67,735,195	2,662,383	2,400,000
(Loss)/Earnings per common share, basic	$ (0.30)	$ (0.03)	$ 0.31	$ (0.28)
(Loss)/Earnings per common share, diluted	$ (0.30)	$ (0.03)	$ 0.31	$ (0.28)
Class A Warrants [Member]
Earnings / (Losses) Per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)		56,090,500
Private Placement Warrants [Member]
Earnings / (Losses) Per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)		57,750,000